Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from (used in) operating activities
Loss for the year	$ (5,145,966)	$ (4,544,151)	$ (2,774,140)
Items not affecting cash
Allowance for credit losses	46,447
Depreciation	578,555	516,208	525,228
Share-based payments	308,106	332,741	744,801
Accretion and accrued interest	608,411	469,725	270,256
Amortization of deferred financing fees	619,394	247,975
Write down of assets	223,919	78,231	28,817
Foreign exchange gain	(439,209)	(52,445)	(18,396)
Income tax recovery			(610,000)
Cash flow used in operating activities before changes in non-cash items	(3,200,343)	(2,951,716)	(1,833,434)
Changes in non-cash items:
Accounts receivable	404,430	(1,230,388)	(246,679)
GST receivable	65,783	(83,952)	5,266
Inventory	(2,675,980)	(1,982,729)	(2,236,935)
Prepaids and deposits	37,420	(37,733)	11,015
Promissory note receivable		(15,404)	(572,876)
Finance lease receivables	25,020	(324,903)
Financing fees	(21,366)	(21,842)
Accounts payable and accrued liabilities	290,515	279,330	505,238
Deferred revenue	(397,747)	241,707	358,020
Warranty liability	358,576	213,506	123,065
Total cash flows from (used in) operating activities	(5,113,692)	(5,914,124)	(3,887,320)
Cash flows from (used in) investing activities
Security deposits for right of use assets		(20,000)
Government grant proceeds		319,635
Purchase of property and equipment	(161,860)	(120,050)	(365,664)
Total cash flows from (used in) investing activities	(161,860)	179,585	(365,664)
Cash flows from (used in) financing activities
Repayment of loans payable to related parties	(358,873)	(222,334)	(38,084)
Loans from related parties	1,630,668	1,000,427	538,215
Proceeds from line of credit	1,050,037	4,419,907
Principal payments on promissory note	(56,939)	(55,774)	(54,629)
Principal payments on lease liabilities	(231,574)	(49,038)
Proceeds from private placement of units	4,000,000
Proceeds from private placements of convertible debentures			4,522,292
Repayment of note payable and convertible debentures, net of conversion	(276,258)	(259,754)
Private placement costs	(463,411)		(99,014)
Proceeds from exercise of stock options	160,687	127,654	296,468
Proceeds from exercise of warrants	48,415
Total cash flows from (used in) financing activities	5,502,752	4,961,088	5,165,248
Foreign exchange on cash	25,485	(34,958)	38,070
Net (decrease) increase in cash and restricted cash	252,685	(808,409)	950,334
Cash and restricted cash, beginning of year	198,920	1,007,329	56,995
Cash and restricted cash, end of year	451,605	198,920	1,007,329
Supplemental Cash Flow Disclosure:
Interest paid	965,548	683,223	287,888
Taxes paid	0	0	0
Non-cash investing and financing transactions:
Fair value assigned to warrants	0	1,869,382	1,863,238
Fair value of stock options exercised	116,768	92,848	202,668
Fair value of the equity portion of convertible debentures	0	0	454,231
Accretion on promissory note receivable	39,019	36,009	208,013
Right of use asset acquired	172,404	767,326	0
Assets transferred (to) from Inventory to (from) Property and equipment	$ 212,890	$ 70,899	$ (594,481)